Acquisitions and disposals	12 Months Ended
Dec. 31, 2024
Disclosure Of Acquisitions And Disposals [Abstract]
Acquisitions and disposals	5 Acquisitions and disposalsAcquisitions
Recognition and measurement
In determining whether a particular set of activities is a business, an acquired arrangement has to have an input and substantive process, which together significantly contribute to the ability to create outputs.
Where an acquisition does not meet the definition of a business as defined by IFRS 3 “Business Combinations”, each asset is recognised on the balance sheet at fair value. In the consolidated cash flow statement we assess, based on the substance of the transaction, whether to allocate the cash consideration for these transactions either to “Purchases of property, plant and equipment, and intangible assets”
or to “Acquisitions of subsidiaries, joint ventures and associates”
depending on the type of assets purchased.
For undeveloped mining projects that have arisen through acquisition, the allocation of the purchase price consideration may result in undeveloped properties being recognised at an earlier stage of project evaluation compared with projects arising from the Group’s exploration and evaluation program. Subsequent expenditure on acquired
undeveloped projects is only capitalised if it meets the high degree of confidence threshold discussed in note 12.
Where we increase our ownership interest in a subsidiary, the difference between the purchase price and the carrying value of the share of net assets acquired is recorded in equity. The cash cost of such purchases is included within “financing activities” in the cash flow statement.
2024
Proposed acquisition of Arcadium Lithium
On 9 October 2024, Rio Tinto and Arcadium Lithium plc (Arcadium
Lithium) announced a definitive agreement under which Rio Tinto will acquire Arcadium Lithium in an all-cash transaction for $5.85 per share. The transaction has been unanimously approved by the Board of Directors of both Rio Tinto and Arcadium Lithium. On 23 December
2024, Arcadium Lithium announced that it had obtained the requisite approvals of their shareholders. The transaction is also subject to the approval of the Royal Court of Jersey and receipt of customary regulatory approvals and other closing conditions, which is expected to close in March 2025.
On 22 January 2025, Rio Tinto committed to providing Arcadium
Lithium with a loan of US$200 million, which was fully drawn on
30 January 2025, and a further US$300 million loan facility to support certain capital expenditures, subject to certain conditions precedent.
These loans are interest bearing and are due for repayment on 1
September 2027, though earlier settlement without penalty is permitted.
Boyne Smelters Limited (BSL)
Following approval from Australia’s Foreign Investment Review Board
(FIRB), on 30 September 2024, we completed the acquisition of
Mitsubishi Corporation’s 11.65% interest in BSL, which owns and operates the Boyne Island aluminium smelter in Gladstone Australia. On
1 November 2024, we also completed the acquisition of Sumitomo
Chemical Company Limited’s (SCC) 2.46% interest in BSL, increasing our total interest in BSL to 73.5%. BSL remains accounted for as an investment in associate under the equity method.
New Zealand Aluminium Smelters Limited (NZAS)
On 1 November 2024, we acquired SCC’s 20.64% interest in NZAS, which owns and operates the Tiwai Point aluminium smelter in New
Zealand. This transaction has been accounted for as a business combination achieved in stages, with our previous 79.36% interest in the
NZAS joint operation being remeasured to fair value and forming the majority of the consideration for the acquisition of this subsidiary.
The fair value of 100% of NZAS has been calculated as US$386 million based on forecast post-tax cash flows consistent with the methodology used for the impairment reversal. The extent of the
30 June 2024 impairment reversal was restricted to US$41 million, as described in note 4.  However, business combination accounting requires us to take into account the full fair value measurement from the revised business outlook incorporating the new 20-year power arrangements.
A gain of US$638 million (post-tax US$467 million) has been
recorded within “Gains/(losses) on consolidation and disposal of interests in businesses” in the consolidated income statement, principally due to the net post-tax fair value of our share of the joint operation of US$290 million, exceeding the carrying value of the previously held interest of US$(78) million which includes the closure provision. This resulted in an increase to the carrying value of property, plant and equipment of US$650 million and deferred tax liabilities of US$171 million. All other carrying value adjustments were proportionate to our increase in equity ownership, and no goodwill was recognised.
WCS Rail and Port entities
On 15 July 2024, our subsidiary SimFer Jersey Limited’s investment in Winning Consortium Simandou (WCS) for co-development of the rail and port infrastructure became unconditional.
On 17 July 2024, we acquired a 34% equity interest in Winning
Consortium Simandou Railway Pte. Ltd and Winning Consortium
Simandou Ports Pte. Ltd (together referred to as “WCS Rail and Port entities”), through our partially owned subsidiary SimFer Jersey for
US$313 million.  The Rio Tinto share of this consideration was
US$166 million and US$147 million was funded by Chalco Iron Ore
Holdings Ltd (CIOH). Further shareholder loan funding to the WCS Rail and Port entities was made on the same day directly by Rio Tinto and
CIOH, in proportion to their respective 53% and 47% ownership interest of SimFer Jersey, to these equity accounted units.
2023
Nuevo Cobre
On 8 November 2023, we acquired Meridian Minera Limitada’s (MML)
57.74% share in Agua de la Falda (ADLF) for US$45 million.
Subsequently, we entered into an agreement with Corporación
Nacional del Cobre de Chile (Codelco), a state-owned enterprise, to explore and potentially acquire assets in Chile’s prospective Atacama region - the project is known as Nuevo Cobre.
The majority ownership of 57.74% equity confered voting rights that allow Rio Tinto to control the relevant activities of Nuevo Cobre.
Therefore, we accounted for Nuevo Cobre as an investment in a partially owned subsidiary. There was no goodwill recognised on acquisition as the transaction was not accounted for as a business combination. The difference between the net assets acquired and the purchase consideration was recognised within Intangible assets as
Exploration and evaluation assets. The transaction gave rise to the recognition of a non-controlling interest of US$33 million, representing
Codelco’s 42.26% equity stake in Nuevo Cobre.
5 Acquisitions and disposals continued
Acquisitions (continued)
Matalco
On 30 November 2023, Rio Tinto and Giampaolo Group completed a transaction to form the Matalco joint venture. We acquired a 50%
equity interest in Matalco Canada Inc. which owns one Canadian aluminium recycling facility and a 50% equity interest in Matalco USA
LLC which owns 6 aluminium recycling facilities in the US for combined consideration of US$738 million, inclusive of accrued transaction costs and working capital adjustments.
Rio Tinto has joint control over the Matalco businesses and therefore our investment is accounted for under the equity method.
The fair value of the underlying identifiable assets acquired and liabilities assumed had been provisionally determined at 31 December 2023.
During 2024, the acquisition accounting for Matalco, which was subject to the finalisation of working capital adjustments, was completed and did not result in any material adjustments.
2022
Rincon
Following approval from Australia’s Foreign Investment Review Board
(FIRB), on 29 March 2022 we completed the acquisition of Rincon
Mining Pty Limited (Rincon), the owner of a lithium project in
Argentina. Total cash consideration was US$825 million. In
determining whether Rincon’s set of activities is a business, we assessed whether it had inputs and substantive processes which together significantly contribute to the ability to create outputs. Based on this assessment, we concluded that Rincon did not meet the definition of a business as defined by IFRS 3 “Business
Combinations” and therefore no goodwill was recorded. The
transaction was therefore treated as an asset purchase with US$822 million of capitalised exploration and evaluation recorded for the principal economic resource. The balance of total consideration was allocated to property, plant and equipment and other assets/liabilities.
For the consolidated cash flow statement we determined that, since
Rincon constitutes a group of companies, it was appropriate to present the cash outflow as “Acquisitions of subsidiaries, joint ventures and associates” rather than as separate asset purchases even though it did not meet the definition of a business combination.
Disposals
Recognition and measurement
If a group of assets and liabilities (disposal group) is sold, the carrying value of the disposal group is de-recognised with the difference between the carrying amount and the consideration received
recognised in the income statement. Certain amounts previously recognised in other comprehensive income in respect of the entity disposed of may be recycled to the income statement. The cash proceeds of disposals are included within “Investing activities” in the cash flow statement.
2024
Wyoming Uranium
On 5 December 2024, we completed our sale of the Sweetwater
uranium mill facility together with mining projects (collectively known as
“Wyoming Uranium”) to Uranium Energy Corp. (UEC) for cash
consideration of US$175 million.
Lake MacLeod
On 2 December 2024, we completed our sale of Dampier Salt
Limited’s Lake MacLeod salt and gypsum operation in Carnarvon to
Leichhardt Industrials Group (Leichhardt) for cash consideration of
US$247 million.
2023
La Granja
On 28 August 2023, we completed the sale of a 55% interest in the undeveloped La Granja project in Peru for US$105 million to First
Quantum Minerals (FQM). The consideration received was recorded in the cash flow statement for US$104 million (net of US$1 million of cash balance), of which US$16 million relating to sale of land was included within “net cash used in investing activities” and the remaining US$88 million was included within “net cash generated from operating activities”. As a result of the sale, our retained interest in La Granja represents a 45% owned associate (equity accounted) over which Rio
Tinto has significant influence during the evaluation phase.
On initial recognition, the gain on fair valuation of interest retained in the project of US$85 million was recognised to the extent of
US$47 million (relating to the 55% interest sold) within “profit relating to interests in undeveloped projects” and the remaining gain of
US$38 million was eliminated against the fair value of the EAU. In total, we recognised a pre-tax gain of US$154 million in the income statement, primarily representing the consideration transferred by
First Quantum, plus the fair value of the retained interest in the project.
2022
Roughrider
As summarised in note 4, we sold our shareholding in the Roughrider uranium undeveloped project on 17 October 2022 for consideration of
US$150 million (US$80 million in cash and US$70 million in shares of
UEC). This transaction was treated as a disposal of a subsidiary as the carrying value was largely represented by assets recorded as a purchase price allocation from the Hathor Exploration business combination in 2012.